Basis of preparation - Additional Information (Details) € in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Sep. 30, 2023 ₺ / €	Sep. 30, 2023 Br / €	Sep. 30, 2022 EUR (€)		Mar. 31, 2022 EUR (€) [1]
Basis of Preparation
Cash and cash equivalents.		€ 7,148	€ 11,705			€ 7,072
Liquid short-term investments		4,100
Equity		61,562	64,483			57,795	[1]	€ 57,638
Exchange rate				29.03	58.73
Long-term insurance and reinsurance liabilities		236
Short-term insurance and reinsurance liabilities		93
Increase (decrease) due to changes in accounting policy required by IFRSs
Basis of Preparation
Long-term insurance and reinsurance liabilities			256
Short-term insurance and reinsurance liabilities			63
Revolving credit facilities
Basis of Preparation
Undrawn borrowing facilities		7,800
Revolving credit facilities | February 2025
Basis of Preparation
Undrawn borrowing facilities		€ 4,000
Turkey
Basis of Preparation
Percentage of price index increase		30.08%
Non-controlling interests		€ 54	37
Ethiopia
Basis of Preparation
Percentage of price index increase		12.09%
Accumulated comprehensive losses
Basis of Preparation
Equity	[2]	€ (85,909)	€ (82,824)			€ (91,201)	[1]	€ (91,189)

[1]	The results for the period ended 30 September 2022 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. As at 30 September 2022, accumulated comprehensive losses decreased by €58 million, resulting in an increase of €58 million in total equity compared to amounts previously reported. As at 1 April 2022, accumulated comprehensive losses decreased by €96 million, resulting in an increase of €96 million in total equity compared to amounts previously reported. See Note 4 ‘Assets held for sale’ for more information.
[2]	Includes accumulated losses and accumulated other comprehensive income.